UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        March 31, 2011

Check here if Amendment [   ]; Amendment Number:  _____
    This Amendment (Check only one.):  [     ]  is a restatement.
                              [     ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Zesiger Capital Group LLC
Address:	460 Park Avenue, 22nd Floor
		New York, New York 10022

Form 13F File Number:     28-5536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Barrie R. Zesiger
Title:	Managing Director

Phone:	212-508-6390

Signature, Place, and Date of Signing:

	/s/ Barrie R. Zesiger 	New York, NY     May 11, 2011

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None













FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers	: 0
Form 13F Information Table Entry Total: 22
Form 13F Information Table Total Value: $ 309,060 (thousands)


List of Other Included Managers:

	NONE




Name of Issuer               Title        CUSIP     Value    Shares       Sh/PutInvstmOthe Voting Authority
                             of Class             (x$1000)   Prn Amnt     PrnCalDscretMngr       Sole  Share      None
Cadiz Inc                    Common     127537207   $18,494   1,517,143    SH    SOLE  N/A   1,085,810  N/A    431,333
China Education Alliance Inc Common     16938Y207   $   597     432,282    SH    SOLE  N/A     428,782  N/A      3,500
Compass Diversified Holdings Common     20451Q104   $13,647     925,860    SH    SOLE  N/A     765,000  N/A    160,860
Compugen Ltd                 Common     M25722105   $   257      50,000    SH    SOLE  N/A         -    N/A     50,000
Durect Corporation           Common     266605104   $23,232   6,453,270    SH    SOLE  N/A   4,997,000  N/A  1,456,270
Fbr Capital Markets Corp     Common     30247C301   $ 7,081   1,977,900    SH    SOLE  N/A   1,920,000  N/A     57,900
General Cable Corp           Common     369300108   $14,476     334,325    SH    SOLE  N/A     272,550  N/A     61,775
General Electric Co          Common     369604103   $   403      20,120    SH    SOLE  N/A         -    N/A     20,120
Gerber Scientific Inc        Common     373730100   $17,917   1,914,175    SH    SOLE  N/A   1,511,000  N/A    403,175
Global Power Equipment Grp   Common     37941P306   $34,469   1,253,433    SH    SOLE  N/A   1,032,601  N/A    220,832
Heska Corp                   Common     42805E306   $ 3,560     544,370    SH    SOLE  N/A     517,970  N/A     26,400
Horsehead Holding Corp       Common     440694305   $16,164     948,020    SH    SOLE  N/A     769,720  N/A    178,300
Icici Bank Ltd               ADR        45104G104   $29,842     598,875    SH    SOLE  N/A     501,150  N/A     97,725
Libbey Inc                   Common     529898108   $28,253   1,712,300    SH    SOLE  N/A   1,306,600  N/A    405,700
Matrix Service Co            Common     576853105   $26,491   1,905,800    SH    SOLE  N/A   1,554,000  N/A    351,800
Microsoft Corp               Common     594918104   $   305      12,000    SH    SOLE  N/A         -    N/A     12,000
Myr Group Inc                Common     55405W104   $13,862     579,500    SH    SOLE  N/A     504,800  N/A     74,700
Owens-Illinois Inc           Common     690768403   $23,013     762,260    SH    SOLE  N/A     630,200  N/A    132,060
Providence Service Corp      Common     743815102   $14,395     960,965    SH    SOLE  N/A     799,200  N/A    161,765
Stealthgas Inc               Common     Y81669106   $11,898   1,891,800    SH    SOLE  N/A   1,539,000  N/A    352,800
Uranium Resources Inc        Common     916901507   $10,446   5,046,210    SH    SOLE  N/A   4,079,700  N/A    966,510
Wal-Mart Stores Inc          Common     931142103   $   260       5,000    SH    SOLE  N/A         -    N/A      5,000